EQUITY (Details Narrative) - Dec. 23, 2016 - Feishang Hesheng [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Waived payment due to indebtedness | ¥		¥ 55,558
USD [Member]
Waived payment due to indebtedness | $	$ 8,000